Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	$ 350,306
Less: imputed interest	(173,769)
Less: tenant improvement allowance	(3,310)
Present value of lease liabilities	173,227
Less: current lease liabilities	(9,416)	$ (8,959)
Lease liabilities	163,811	173,345
Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	306,564
Less: imputed interest	(154,594)
Less: tenant improvement allowance	(2,865)
Present value of lease liabilities	149,105
Less: current lease liabilities	(7,677)	(7,274)
Lease liabilities	141,428	145,445
Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	43,742
Less: imputed interest	(19,175)
Less: tenant improvement allowance	(445)
Present value of lease liabilities	24,122
Less: current lease liabilities	(1,739)	(1,685)
Lease liabilities	22,383	$ 27,900
2024
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	33,299
2024 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	28,417
2024 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	4,882
2025
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	33,973
2025 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	28,953
2025 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	5,020
2026
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	34,365
2026 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	29,219
2026 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	5,146
2027
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	34,606
2027 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	29,373
2027 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	5,233
2028
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	34,477
2028 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	29,353
2028 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	5,124
Thereafter
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	179,586
Thereafter | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	161,249
Thereafter | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Total lease payments	$ 18,337